Equity Incentive Plan (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary Of Stock Option Activity And Activity Regarding Shares Available For Grant Under The Plan
Stock option activity and activity regarding shares available for grant under the Plan is as follows:

	Options Outstanding
	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, years, and per share data)
Balance as of April 1, 2018	8,876,172	24,203,058	$5.05	8.0	$134,591
Shares authorized	12,000,000	—
Granted	(14,265,875)	14,265,875	11.11
Exercised	—	(8,912,172)	8.11		29,900
Cancelled/Forfeited/Expired	1,489,611	(1,489,611)	8.80

Balance as of March 31, 2019	8,099,908	28,067,150	$6.97	7.8	$128,583
Granted	(7,061,920)	7,061,920	11.55
Exercised	—	(2,394,782)	3.65		18,967
Cancelled/Forfeited/Expired	2,916,722	(2,916,722)	10.30

Balance as of March 31, 2020	3,954,710	29,817,566	$7.99	7.5	$106,688
Shares authorized	6,600,000	—
Granted	(11,957,813)	11,957,813	11.57
Exercised	—	(9,973,842)	7.65		47,571
Cancelled/Forfeited/Expired	2,426,511	(2,426,511)	10.29

Balance as of March 31, 2021	1,023,408	29,375,026	$9.37	7.1	$403,498

Vested and exercisable as of March 31, 2021		16,164,320	$7.77	5.8	$248,018

Summary Of The Black-Scholes Assumptions Used To Value Stock Options At The Grant Dates
The Black-Scholes assumptions used to value stock options at the grant dates are as follows:

	Year Ended March 31,
	2021		2020		2019
	Min	Max	Min	Max	Min	Max
Expected term (years)	4.0	6.1	5.0	6.1	5.0	6.3
Expected volatility	61%	68%	53%	62%	52%	54%

Risk-free interest rate	0.2%	0.5%	0.6%	2.2%	2.5%	3.1%

Expected dividend yield	0%	0%	0%	0%	0%	0%

Summary Of The Total Share-Based Compensation Expense Related To Stock Options
The total share-based compensation expense related to stock options by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$858	$733	$740
Research and development	21,771	16,524	13,789
Sales and marketing	4,081	3,988	3,616
General and administrative	59,986	18,932	12,154
Restructuring and other charges	—	881	—

Total stock-based compensation expense	$86,696	$41,058	$30,299

Secondary Sale Transactions
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary Of The Total Share-Based Compensation Expense Related To Stock Options
Total stock-based compensation expense related to the secondary sale transactions by line item included in the consolidated statements of operations for the fiscal years ended March 31, 2021, 2020 and 2019 is summarized as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$2	$15	$4
Research and development	48	2,510	2,282
Sales and marketing	9	360	702
General and administrative	1,670	895	4,204

Total stock-based compensation expense	$1,729	$3,780	$7,192